SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) (Parenthetical)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Leases
Weighted average discount rate	3.85%	7.98%	7.98%	7.98%